J.P. Morgan Acceptance Corporation II ABS-15G

Exhibit 99.29

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	304823585	Closed	2025-11-16 08:55	2025-11-28 07:33	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI Requirements	Resolved-Audited DTI of 42.68% is less than or equal to Guideline DTI of 45% - Due Diligence Vendor-11/28/2025
Resolved-Resolved. Updated system with docs provided. Audited DTI of 42.68% is less than or equal to Guideline DTI of 45% - Due Diligence Vendor-11/28/2025
Ready for Review-Document Uploaded. Hi, please see 1003.  Since the 1007 came in lower we are using this amount. - Seller-11/26/2025
Counter-The Final 1003 shows a net loss of -$XXXX with the 1007 indicating market rent of $XXXX and the lease in file with the monthly amount of $XXXX for the subject property.  Provide a revised 1003 with the most recent two months rent (Schedule E if applicable) per the GL 8.5.4 to document the net rental income of -$XXXX. - Due Diligence Vendor-11/20/2025
Ready for Review-Document Uploaded. Hi, per our UW - our DTI is correct.  Our 1008 is correct.  XXXX is our rate and term investment. Which is the XXXX negative rents that you see on the 1008.  XXXX is another investment property which is negative XXXX.  All the liabilities plus the negative rents is XXXX. Which makes our 1008 correct.
Please double check.  Look like you are double dipping the investment property twice when this is our subject property.
 - Seller-11/19/2025
Open-Audited DTI of 49.18% exceeds Guideline DTI of 45% Audited DTI of 49.18% exceed Guideline DTI of 45% due to difference in All Other Monthly Payments and Negative Cash Flow for the Subject property. 1008 - All Other Monthly Payments is $XXXX & Negative Cash Flow for the Subject Property is $XXXX but calculated is $XXXX and $XXXX (Subject net rental + Other REO Net rental + Liabilities on credit report). Provide revised 1008 with detailed liabilities to resolve. - Due Diligence Vendor-11/16/2025	Ready for Review-Document Uploaded. Hi, please see 1003. Since the 1007 came in lower we are using this amount. - Seller-11/26/2025
 Ready for Review-Document Uploaded. Hi, per our UW - our DTI is correct.  Our 1008 is correct.  XXXX is our rate and term investment. Which is the XXXX negative rents that you see on the 1008.  XXXX way is another investment property which is negative XXXX.  All the liabilities plus the negative rents is XXXX. Which makes our 1008 correct.
Please double check.  Look like you are double dipping the investment property twice when this is our subject property.
 - Seller-11/19/2025
																Resolved-Audited DTI of 42.68% is less than or equal to Guideline DTI of 45% - Due Diligence Vendor-11/28/2025 Resolved-Resolved. Updated system with docs provided. Audited DTI of 42.68% is less than or equal to Guideline DTI of 45% - Due Diligence Vendor-11/28/2025	XXXX			CA	Investment	Refinance	No Cash Out - Borrower Initiated	6265268	N/A	N/A
XXXX	XXXX	304823585	Closed	2025-11-16 07:27	2025-11-19 02:31	Resolved	1 - Information	C	A	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Resolved-Updated 1008 Document uploaded, Qualifying FICO on the 1008 matches the Qualifying FICO from the Credit Liabilities, Verified - Resolved
 - Due Diligence Vendor-11/19/2025

Resolved-Validation Resolved - Due Diligence Vendor-11/19/2025

Ready for Review-Document Uploaded.  - Seller-11/18/2025

Open-Qualifying FICO on the 1008 Page is '765' or blank, but the Qualifying FICO from the Credit Liabilities Page is '773' or blank. Qualifying FICO entries do not match.  Please confirm the correct Qualifying FICO value. Provide a revised 1008 using the primary wage earner's decision score per the GL (5.1).
														- Due Diligence Vendor-11/16/2025	Ready for Review-Document Uploaded. - Seller-11/18/2025	Resolved-Updated 1008 Document uploaded, Qualifying FICO on the 1008 matches the Qualifying FICO from the Credit Liabilities, Verified - Resolved - Due Diligence Vendor-11/19/2025 Resolved-Validation Resolved - Due Diligence Vendor-11/19/2025	XXXX			CA	Investment	Refinance	No Cash Out - Borrower Initiated	6265101	N/A	N/A